SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (1,774,517)	$ (1,996,272)
CHINA
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	414,924	19,347,915
HONG KONG
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	(113,406)	(21,344,187)
VIRGIN ISLANDS, BRITISH
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (2,076,035)